Goodwill - Changes in carrying amount of goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 22,786
Goodwill impairment	(22,800)	$ (3,492)
Ending balance			22,786
Tianbo Business
Goodwill [Line Items]
Beginning balance	22,786
Goodwill acquired			22,786
Goodwill impairment	¥ (22,786)
Ending balance			¥ 22,786